Tidal Trust I

234 W Florida St, Suite 203

Milwaukee, WI 53204

November 26, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 25, 2025, and filed electronically as Post-Effective Amendment No. 286 to the Trust’s Registration Statement on Form N-1A on November 24, 2025.

If you have any questions or require further information, please contact Jonathan Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan Massey

Jonathan Massey

SVP of Legal Services

Tidal Investments LLC